Results of Quarterly Operations	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Results of Quarterly Operations
21.	Results of Quarterly Operations (Unaudited)

The following table presents our unaudited quarterly financial data. As discussed in Note 1, the Merger was treated as a reverse acquisition and WRECO is considered the accounting acquirer.  Accordingly, WRECO is reflected as the predecessor and acquirer and therefore consolidated financial statements included in this Annual Report on Form 10-K reflect historical consolidated financial statements of WRECO for all periods presented, and do not include the historical financial statements of legacy TRI Pointe prior to the Closing Date.  As a result, quarterly financial data presented in the following table for periods prior to the third quarter of 2014 will differ from amounts previously reported on the Form 10-Q from the same periods.

In our opinion, this information has been prepared on a basis consistent with that of our audited consolidated financial statements and all necessary material adjustments, consisting of normal recurring accruals and adjustments, have been included to present fairly the unaudited quarterly financial data. Our quarterly results of operations for these periods are not necessarily indicative of future results of operations (in thousands, except per share amounts):

	First	Second	Third	Fourth
2014	Quarter	Quarter	Quarter	Quarter
Total revenues	$248,132	$342,563	$477,920	$635,001
Cost of homes sales and other	195,595	267,937	387,721	506,101
Impairments and lot option abandonments	468	104	552	1,391
Gross margin	$52,069	$74,522	$89,647	$127,509
Income (loss) from continuing operations	$7,581	$24,225	$10,965	$41,426
Discontinued operations, net of income taxes	—	—	—	—
Net income	$7,581	$24,225	$10,965	$41,426

Earnings (loss) per share
Basic
Continuing operations	$0.06	$0.19	$0.07	$0.26
Discontinued operations	—	—	—	—
Net earnings (loss) per share	$0.06	$0.19	$0.07	$0.26
Diluted
Continuing operations	$0.06	$0.19	$0.07	$0.26
Discontinued operations	—	—	—	—
Net earnings (loss) per share	$0.06	$0.19	$0.07	$0.26

	First	Second	Third	Fourth
2013	Quarter	Quarter	Quarter	Quarter
Total revenues	$195,516	$267,837	$323,866	$487,493
Cost of homes sales and other	159,567	211,135	247,119	371,646
Impairments and lot option abandonments	493	203	549	344,203
Gross margin	$35,456	$56,499	$76,198	$(228,356)
Income (loss) from continuing operations	$(55)	$8,441	$19,941	$(179,620)
Discontinued operations, net of income taxes	189	(23)	218	1,454
Net income	$134	$8,418	$20,159	$(178,166)

Earnings (loss) per share
Basic
Continuing operations	$—	$0.06	$0.15	$(1.38)
Discontinued operations	—	—	0.01	0.01
Net earnings (loss) per share	$—	$0.06	$0.16	$(1.37)
Diluted
Continuing operations	$—	$0.06	$0.15	$(1.38)
Discontinued operations	—	—	—	0.01
Net earnings (loss) per share	$—	$0.06	$0.15	$(1.37)